Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Assets:
Cash and cash equivalents		¥ 1,032,810		¥ 1,231,860
Restricted Cash		152,497		135,048
Equity securities	[1]	597,601		500,832
Trading debt securities		0		2,179
Available-for-sale debt securities		2,665,478		2,234,608
Held-to-maturity debt securities	[2]	0		114,759
Other Assets:
Derivative assets		25,490		50,346
Liabilities:
Short-term debt		574,095		508,796
Deposits		2,245,835		2,246,345
Policy liabilities and Policy account balances (Investment contracts)		1,892,510		1,832,057		¥ 1,912,698
Long-term debt		5,626,376		5,209,723
Other Liabilities:
Derivative liabilities		¥ 48,190		¥ 49,314
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities		Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 1,032,810		¥ 1,231,860
Restricted Cash		152,497		135,048
Installment loans (net of allowance for credit losses)		0		0
Equity securities		108,964	[3]	105,646	[4]
Trading debt securities				0
Available-for-sale debt securities		11,491		4,334
Held-to-maturity debt securities				0
Other Assets:
Time deposits		0		0
Derivative assets	[5]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Accounts payable (Contingent consideration)		0
Other Liabilities:
Derivative liabilities	[5]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		163,536		131,171
Equity securities		143,786	[3]	133,027	[4]
Trading debt securities				2,179
Available-for-sale debt securities		2,334,690		1,986,672
Held-to-maturity debt securities				108,326
Other Assets:
Time deposits		2,033		4,374
Derivative assets	[5]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		574,095		508,796
Deposits		2,073,845		2,087,035
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,769,943		1,667,119
Accounts payable (Contingent consideration)		0
Other Liabilities:
Derivative liabilities	[5]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		3,736,152		3,702,156
Equity securities		162,857	[3]	143,074	[4]
Trading debt securities				0
Available-for-sale debt securities		319,297		243,602
Held-to-maturity debt securities				21,352
Other Assets:
Time deposits		0		0
Derivative assets	[5]	0		0
Reinsurance recoverables (Investment contracts)		4,550		5,009
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		121,966		143,842
Long-term debt		3,824,945		3,496,993
Accounts payable (Contingent consideration)		14,136
Other Liabilities:
Derivative liabilities	[5]	0		0
Carrying amount
Assets:
Cash and cash equivalents		1,032,810		1,231,860
Restricted Cash		152,497		135,048
Installment loans (net of allowance for credit losses)		3,918,504		3,856,206
Equity securities		415,607	[3]	381,747	[4]
Trading debt securities				2,179
Available-for-sale debt securities		2,665,478		2,234,608
Held-to-maturity debt securities				114,759
Other Assets:
Time deposits		2,033		4,374
Derivative assets	[5]	25,490		50,346
Reinsurance recoverables (Investment contracts)		4,592		5,301
Liabilities:
Short-term debt		574,095		508,796
Deposits		2,074,828		2,086,340
Policy liabilities and Policy account balances (Investment contracts)		122,686		143,407
Long-term debt		5,626,376		5,209,723
Accounts payable (Contingent consideration)		14,136
Other Liabilities:
Derivative liabilities	[5]	48,190		49,314
Estimated fair value
Assets:
Cash and cash equivalents		1,032,810		1,231,860
Restricted Cash		152,497		135,048
Installment loans (net of allowance for credit losses)		3,899,688		3,833,327
Equity securities		415,607	[3]	381,747	[4]
Trading debt securities				2,179
Available-for-sale debt securities		2,665,478		2,234,608
Held-to-maturity debt securities				129,678
Other Assets:
Time deposits		2,033		4,374
Derivative assets	[5]	25,490		50,346
Reinsurance recoverables (Investment contracts)		4,550		5,009
Liabilities:
Short-term debt		574,095		508,796
Deposits		2,073,845		2,087,035
Policy liabilities and Policy account balances (Investment contracts)		121,966		143,842
Long-term debt		5,594,888		5,164,112
Accounts payable (Contingent consideration)		14,136
Other Liabilities:
Derivative liabilities	[5]	¥ 48,190		¥ 49,314

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥161,244 million as of March 31, 2023 and 2024, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥18,544 million and ¥26,945 million as of March 31, 2023 and 2024, respectively.
[2]	During fiscal 2024, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.
[3]	The amount of ¥85,280 million of investment funds measured at net asset value per share is not included.
[4]	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
[5]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”